Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Cash flows from operating activities
Net income		$ 2,594	$ 2,542	$ 8,081	$ 7,396
Adjustment for:
Net interest income		(4,676)	(4,217)	(13,493)	(12,744)
Depreciation and amortization		381	373	1,137	1,128
Provision for credit losses		412	380	853	1,640
Equity-settled share-based payment expense		1	1	9	6
Net gain on sale of investment securities			(80)	(3)	(336)
Net (gain)/loss on divestitures					15
Net income from investments in associated corporations		(44)	(73)	(219)	(243)
Income tax expense		602	738	2,283	2,182
Changes in operating assets and liabilities:
Trading assets		14,409	4,453	29,007	(27,387)
Securities purchased under resale agreements and securities borrowed		(8,060)	3,508	(27,574)	(14,122)
Loans		(28,266)	(20,304)	(77,358)	(39,848)
Deposits		9,445	35,925	82,080	68,099
Obligations related to securities sold short		(155)	1,217	3,408	12,094
Obligations related to securities sold under repurchase agreements and securities lent		(2,497)	(4,531)	5,058	(19,987)
Net derivative financial instruments		5,692	(2,216)	1,682	743
Other, net		(4,494)	(1,339)	(7,280)	(8,393)
Dividends received		284	230	857	685
Interest received		8,284	6,205	21,494	19,297
Interest paid		(3,444)	(2,058)	(7,951)	(6,837)
Income tax paid		(389)	(688)	(2,761)	(2,192)
Net cash from/(used in) operating activities		(9,921)	20,066	19,310	(18,804)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		16,618	(22,696)	19,821	(4,783)
Purchase of investment securities		(23,386)	(16,284)	(81,143)	(50,990)
Proceeds from sale and maturity of investment securities		14,985	20,147	46,642	77,213
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(62)	(481)	(714)	(667)
Property and equipment, net of disposals		(196)	(89)	(394)	(271)
Other, net		(169)	(219)	(549)	(339)
Net cash from/(used in) investing activities		7,790	(19,622)	(16,337)	20,163
Cash flows from financing activities
Proceeds from issue of subordinated debentures				3,356
Redemption of subordinated debentures		(2)		(1,252)	(750)
Redemption of preferred shares			(500)	(500)	(1,259)
Proceeds from preferred shares and other equity instruments issued		1,500	1,250	1,500	1,250
Proceeds from common shares issued		7	116	132	254
Common shares purchased for cancellation		(409)		(2,745)
Cash dividends and distributions paid		(1,265)	(1,128)	(3,785)	(3,431)
Distributions to non-controlling interests		(13)	(13)	(89)	(98)
Payment of lease liabilities		(83)	(70)	(253)	(242)
Other, net		1,317	481	387	794
Net cash from/(used in) financing activities		1,052	136	(3,249)	(3,482)
Effect of exchange rate changes on cash and cash equivalents		(151)	33	(4)	(447)
Net change in cash and cash equivalents		(1,230)	613	(280)	(2,570)
Cash and cash equivalents at beginning of period	[1]	10,643	7,940	9,693	11,123
Cash and cash equivalents at end of period	[1]	$ 9,413	$ 8,553	$ 9,413	$ 8,553

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).